Prospectus Supplement dated March 12, 2021
Prospectus Form #/Date
Product Name	National	New York
RiverSource ® Retirement Advisor Variable Annuity	S-6467 CG (5/20) / May 1, 2020	S-6471 R (4/13) / April 29, 2013
RiverSource ® Retirement Advisor Advantage Variable Annuity – Band 3	6407 K (5/09) / May 1, 2009
RiverSource ® Retirement Advisor Advantage Variable Annuity / RiverSource® Retirement Advisor Select Variable Annuity	S-6406 CG (5/20) / May 1, 2020	S-6410 N (4/13) / April 29, 2013
RiverSource ® Retirement Advisor Variable Annuity – Band 3	S-6477 N (5/09) / May 1, 2009
RiverSource ® Retirement Advisor Advantage Plus Variable Annuity / RiverSource ® Retirement Advisor Select Plus Variable Annuity	S-6273 CG (5/20) / May 1, 2020	S-6362 CG (5/20) / May 1, 2020
RiverSource ® Retirement Advisor 4 Advantage® Variable Annuity / RiverSource® Retirement Advisor Select Variable Annuity / RiverSource® Retirement Advisor Access Variable Annuity	S-6503 CG (5/20) / May 1, 2020	S-6504 CG (5/20) / May 1, 2020
RiverSource ® RAVA 5 Advantage® Variable Annuity (Offered for contract applications signed on or after April 29, 2019)	S-6720 CG (5/20) / May 1, 2020	S-6725 CG (5/20) / May 1, 2020
RiverSource ® RAVA 5 ChoiceSM Variable Annuity	S-6710 CG (5/20) / May 1, 2020	S-6715 CG (5/20) / May 1, 2020
RiverSource ® RAVA 5 Advantage® Variable Annuity / RiverSource® RAVA 5 Select® Variable Annuity / RiverSource RAVA 5 Access® Variable Annuity (Offered for contract applications signed prior to April 30, 2012)	140463 CG (5/20) / May 1, 2020	140464 CG (5/20) / May 1, 2020
RiverSource ® RAVA 5 Advantage® Variable Annuity / RiverSource® RAVA 5 Select® Variable Annuity / RiverSource® RAVA 5 Access® Variable Annuity (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	S-6515 CG (5/20) / May 1, 2020	S-6517 CG (5/20) / May 1, 2020

Prospectus Supplement dated March 12, 2021
Prospectus Form #/Date
Product Name	National	New York
RiverSource ® RAVA 5 Advantage® Variable Annuity (Offered for contract applications signed on or after April 29, 2013 but prior to April 29, 2019) / RiverSource® RAVA 5 Select® Variable Annuity (Offered for contract applications signed on or after April 29, 2013 but prior to Sept. 18, 2017) / RiverSource® RAVA 5 Access® Variable Annuity (Offered for contract applications signed on or after April 29, 2013)	S-6594 CG (5/20) / May 1, 2020	S-6595 CG (5/20) / May 1, 2020
RiverSource ® RAVA 5 Access® Variable Annuity	S-6735 CG (6/20) / June 22, 2020	S-6740 CG (6/20) / June 22, 2020
RiverSource ® Retirement Group Annuity Contract I	S-6611 CG (5/20) / May 1, 2020
RiverSource ® Retirement Group Annuity Contract II	S-6612 CG (5/20) / May 1, 2020
RiverSource ® Variable Universal Life 5 / RiverSource® Variable Universal Life 5 – Estate Series	S-6542 CG (5/20) / May 1, 2020	S-6543 CG ((5/20) / May 1, 2020
RiverSource ® Variable Universal Life 6 Insurance	S-6700 CG (5/20) / May 1, 2020	S-6705 CG (5/20) / May 1, 2020
The following information describes proposed changes to certain investment options offered under certain variable annuity contracts and variable life insurance policies listed above (the “Contracts”). Please retain this supplement with your latest printed prospectus for future reference. Except as modified in this supplement, all other terms and information in the prospectus remain in effect and unchanged.
The Board of Trustees of Columbia Funds Variable Insurance Trust and Columbia Funds Variable Series Trust II has approved a Plan of Liquidation of the funds listed below (each a “Fund”, collectively “the Funds”) pursuant to which the following Funds will be liquidated:
•	CTIVP® – Lazard International Equity Advantage Fund and
•	CTIVP® – Los Angeles Capital Large Cap Growth Fund.
Completion of a transaction (each a “Transaction”) involving the liquidation of the Funds and the substitution of shares of another fund for shares of the Fund is subject to a number of conditions, including shareholder approval of the Transaction.
If shareholder approval is obtained, it is anticipated that the Funds will be liquidated on or about April 23, 2021 (the “Liquidation Date”) at which time the Fund’s shareholders will receive a liquidating distribution in an amount equal to the net asset value of their Fund shares. Shareholders of the Fund may redeem their investments in the Fund at any time prior to the Liquidation Date.
If you have Contract value allocated to the Funds, you may transfer it to any other available investment option prior to the Liquidation Date. Such transfers will not count toward any Contract level limitation on the number of transfers allowed per year. Any Contract value remaining in the Fund on the Liquidation Date will be transferred to the Columbia Variable Portfolio – Government Money Market Fund without charge. Thereafter, the Fund will no longer be available as an investment option under your Contract.
As of the close of business on the business day preceding the Liquidation Date, the Funds will not accept any orders for the purchase of shares of the Funds. Orders for the purchase of shares of the Funds may, in each Fund’s discretion, be rejected prior to the Liquidation Date, including for operational reasons relating to the anticipated liquidation of the Funds.

For 30 days after the Liquidation Date, you may surrender Contract value allocated to Columbia Variable Portfolio – Government Money Market Fund without charge.
For 90 days after the Liquidation Date, you may transfer Contract value allocated to the Columbia Variable Portfolio – Government Money Market Fund to any other investment option available under your Contract without charge. Such transfers will not count toward any Contract level limitations on the number of transfers allowed per year.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
S-6594 - 34 A (03/21)
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